Cash and Cash Equivalents - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cash and cash equivalents [abstract]
Weighted average effective interest rate on bank deposits	1.55%	2.18%	1.36%